DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

August 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.2%
Australia - 9.0%
ASX Ltd.	57,659	$3,698,636
Aurizon Holdings Ltd.	553,446	1,528,957
BHP Group Ltd.	880,028	29,334,921
Computershare Ltd.	162,254	1,956,625
Evolution Mining Ltd.	538,007	1,537,422
Fortescue Metals Group Ltd.	505,512	7,758,524
Magellan Financial Group Ltd.	41,212	1,305,392
Medibank Pvt Ltd.	824,742	2,139,808
Rio Tinto Ltd.	110,844	9,078,021
Wesfarmers Ltd.	338,302	14,822,522

(Cost $68,775,282)		73,160,828

Denmark - 0.3%
Tryg A/S
(Cost $2,480,630)	107,466	2,660,273

Finland - 1.8%
Elisa OYJ	42,472	2,719,382
Fortum OYJ	133,285	4,046,692
Orion OYJ, Class B	31,857	1,298,522
UPM-Kymmene OYJ	159,697	6,490,553

(Cost $11,910,048)		14,555,149

France - 6.4%
Bouygues SA	68,555	2,867,201
Danone SA	195,262	14,260,861
Sanofi	338,991	35,062,211

(Cost $46,181,733)		52,190,273

Germany - 8.8%
Allianz SE	123,101	28,914,714
Evonik Industries AG	62,402	2,106,747
GEA Group AG	46,576	2,150,294
Siemens AG	228,464	37,983,211

(Cost $60,145,053)		71,154,966

Hong Kong - 4.2%
BOC Hong Kong Holdings Ltd.	1,097,482	3,330,257
CK Asset Holdings Ltd.	598,288	3,900,197
CK Infrastructure Holdings Ltd.	194,585	1,182,169
CLP Holdings Ltd.	490,894	4,907,457
Hang Lung Properties Ltd.	594,990	1,429,075
Hang Seng Bank Ltd.	228,777	4,094,680
Henderson Land Development Co. Ltd.	430,667	1,949,183
HKT Trust & HKT Ltd.(a)	1,113,119	1,517,106
Power Assets Holdings Ltd.	415,226	2,608,059
Sino Land Co. Ltd.	972,050	1,432,325
Sun Hung Kai Properties Ltd.	388,985	5,481,656
Wharf Real Estate Investment Co. Ltd.	492,090	2,439,143

(Cost $33,929,311)		34,271,307

Italy - 4.4%
Assicurazioni Generali SpA	330,667	6,741,105
Enel SpA	2,428,652	22,123,900
Snam SpA	601,485	3,552,957
Terna - Rete Elettrica Nazionale	420,899	3,326,911

(Cost $35,394,945)		35,744,873

Japan - 15.4%
Asahi Kasei Corp.	374,174	3,869,121
Bridgestone Corp.	170,800	7,873,031
Concordia Financial Group Ltd.	320,900	1,247,263
Daiwa House Industry Co. Ltd.	170,271	5,201,433
ITOCHU Corp.	355,900	10,726,242
Japan Tobacco, Inc.	360,700	7,001,573
Kajima Corp.	136,500	1,768,064
KDDI Corp.	482,300	14,794,748
Kirin Holdings Co. Ltd.	245,500	4,455,917
Mitsubishi Gas Chemical Co., Inc.	47,797	902,774
MS&AD Insurance Group Holdings, Inc.	132,800	4,297,324
Nintendo Co. Ltd.	33,200	15,986,528
Nippon Telegraph & Telephone Corp.	384,400	10,273,060
Obayashi Corp.	190,500	1,571,027
Sekisui House Ltd.	184,224	3,677,437
SoftBank Corp.	855,600	11,475,756
Sompo Holdings, Inc.	95,100	4,179,345
T&D Holdings, Inc.	161,924	1,967,673
Taisei Corp.	57,100	1,790,547
Tokio Marine Holdings, Inc.	187,676	9,185,635
Tosoh Corp.	80,120	1,457,125
USS Co. Ltd.	66,900	1,108,910

(Cost $119,601,286)		124,810,533

Netherlands - 1.8%
Koninklijke Ahold Delhaize NV	311,623	10,509,635
NN Group NV	80,780	4,192,839

(Cost $11,975,240)		14,702,474

New Zealand - 0.3%
Spark New Zealand Ltd.
(Cost $1,621,575)	566,583	1,944,099

Norway - 0.8%
Gjensidige Forsikring ASA	60,067	1,402,772
Orkla ASA	227,935	2,033,921
Yara International ASA	51,847	2,600,286

(Cost $6,444,263)		6,036,979

Singapore - 2.4%
Oversea-Chinese Banking Corp. Ltd.	1,004,107	8,532,409
Singapore Exchange Ltd.	243,750	1,794,011
Singapore Technologies Engineering Ltd.	468,200	1,315,735
United Overseas Bank Ltd.	354,200	6,735,883
Venture Corp. Ltd.	83,300	1,186,550

(Cost $18,090,534)		19,564,588

Spain - 3.5%
Enagas SA	74,019	1,683,294
Endesa SA	95,322	2,290,967
Iberdrola SA	1,769,243	21,918,853

Red Electrica Corp. SA	129,906	2,590,042

(Cost $26,352,649)		28,483,156

Sweden - 1.1%
Electrolux AB, Series B	68,473	1,732,701
ICA Gruppen AB	30,543	1,517,842
Lundin Energy AB	59,795	1,824,586
Securitas AB, Class B	95,061	1,576,345
Tele2 AB, Class B	151,996	2,275,898

(Cost $8,672,548)		8,927,372

Switzerland - 16.6%
Adecco Group AG	46,413	2,582,975
Baloise Holding AG	13,942	2,223,597
Holcim Ltd.	155,693	8,871,977
Novartis AG	463,662	42,916,763
Roche Holding AG	121,988	48,972,313
Swiss Life Holding AG	9,543	4,975,424
Swisscom AG	7,778	4,562,957
Zurich Insurance Group AG	44,948	19,725,011

(Cost $122,311,043)		134,831,017

United Kingdom - 22.4%
3i Group PLC	290,557	5,348,384
Admiral Group PLC	57,613	2,863,159
BAE Systems PLC	964,499	7,544,896
British American Tobacco PLC	650,045	24,414,306
Direct Line Insurance Group PLC	405,552	1,724,656
GlaxoSmithKline PLC	1,503,404	30,249,661
Hargreaves Lansdown PLC	106,269	2,206,223
Imperial Brands PLC	282,801	5,999,595
M&G PLC	775,633	2,198,978
National Grid PLC	1,063,618	13,778,793
Persimmon PLC	95,210	3,852,364
Rio Tinto PLC	335,577	24,856,119
Schroders PLC	37,348	1,942,927
Severn Trent PLC	74,259	2,822,736
St James’s Place PLC	160,044	3,546,196
Tesco PLC	2,306,649	8,099,804
Unilever PLC	675,286	37,602,010
Wm Morrison Supermarkets PLC	717,651	2,864,235

(Cost $171,548,156)		181,915,042

TOTAL COMMON STOCKS (Cost $745,434,296)		804,952,929

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04%(b)
(Cost $712,161)	712,161	712,161

TOTAL INVESTMENTS - 99.3%
(Cost $746,146,457)		$805,665,090
Other assets and liabilities, net - 0.7%		5,799,101

NET ASSETS - 100.0%		$811,464,191

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(b)(c)
38,049,568	—	(38,049,568)(d)	—	—	186	—	—	—
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04%(b)
508,224	16,075,048	(15,871,111)	—	—	134	—	712,161	712,161

38,557,792	16,075,048	(53,920,679)	—	—	320	—	712,161	712,161

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2021.

Securities are listed in country of domicile.

At August 31, 2021 the Xtrackers MSCI EAFE High Dividend Yield Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Cash Equivalents
Health Care	$158,499,470	19.7%
Financials	143,174,572	17.8
Consumer Staples	118,759,698	14.8
Materials	98,863,589	12.3
Utilities	86,832,829	10.8
Industrials	73,405,496	9.1
Communication Services	65,549,535	8.1
Consumer Discretionary	33,066,966	4.1
Real Estate	21,833,013	2.7
Information Technology	3,143,175	0.4
Energy	1,824,586	0.2

Total	$804,952,929	100.0%

At August 31, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(e)
MSCI EAFE Futures	USD	55	$6,434,237	$6,466,625	9/17/2021	$32,388

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2021.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$804,952,929	$—	$—	$804,952,929
Short-Term Investments(f)	712,161	—	—	712,161
Derivatives(g)
Futures Contracts	32,388	—	—	32,388

TOTAL	$805,697,478	$—	$—	$805,697,478

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.